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                                                                               .

FORD CREDIT AUTO OWNER TRUST 2006-A                                                                      EXHIBIT 99
MONTHLY INVESTOR REPORT

Collection Period                                                                                    November, 2006
Payment Date                                                                                             12/15/2006
Transaction Month                                                                                                10

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number
333-131003 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS                                                                  WEIGHTED AVG REMAINING
                                                   DOLLAR AMOUNT          # OF RECEIVABLES           TERM AT CUTOFF
Initial Pool Balance                           $3,164,999,892.01                   187,903                52 months
Original Securities:                               DOLLAR AMOUNT        NOTE INTEREST RATE     LEGAL FINAL MATURITY
   Class A-1 Notes                               $540,000,000.00                   4.7248%        November 15, 2006
   Class A-2 A Notes                             $500,000,000.00                    5.040%       September 15, 2008
   Class A-2 B Notes                             $549,951,000.00   one-month LIBOR + 0.01%       September 15, 2008
   Class A-3 Notes                               $901,239,000.00                    5.050%           March 15, 2010
   Class A-4 Notes                               $316,809,000.00                    5.070%        December 15, 2010
   Class B Notes                                  $88,674,000.00                    5.290%           April 15, 2011
   Class C Notes                                  $59,116,000.00                    5.480%       September 15, 2011
   Class D Notes                                  $59,116,000.00                    7.210%          August 15, 2012
                                                  --------------
      Total                                    $3,014,905,000.00

II. AVAILABLE FUNDS
INTEREST:
   Interest Collections                                                                              $11,805,329.58

PRINCIPAL:
   Principal Collections                                                                             $50,860,247.44
   Prepayments in Full                                                                               $26,718,416.81
   Liquidation Proceeds                                                                               $1,366,218.50
   Recoveries                                                                                            $68,397.18
                                                                                                         ----------
      SUB TOTAL                                                                                      $79,013,279.93
                                                                                                     --------------
COLLECTIONS                                                                                          $90,818,609.51

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                $188,123.44
   Purchase Amounts Related to Interest                                                                   $1,523.21
                                                                                                          ---------
      SUB TOTAL                                                                                         $189,646.65

Clean-up Call                                                                                                 $0.00
                                                                                                              -----
AVAILABLE COLLECTIONS                                                                                $91,008,256.16

Reserve Account Draw Amount                                                                                   $0.00
Net Swap Receipt - Tranche A-2b                                                                          $81,229.89
                                                                                                         ----------
AVAILABLE FUNDS                                                                                      $91,089,486.05

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                    November, 2006
Payment Date                                                                                             12/15/2006
Transaction Month                                                                                                10

III. DISTRIBUTIONS                                                                      CARRYOVER         REMAINING
AVAILABLE FUNDS                        CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL   AVAILABLE FUNDS
Owner Trustee Fees and Expenses                    $0.00            $0.00       $0.00       $0.00    $91,089,486.05
Indenture Trustee Fees and                         $0.00            $0.00       $0.00       $0.00    $91,089,486.05
Servicing Fee                              $1,821,935.70    $1,821,935.70       $0.00       $0.00    $89,267,550.35
Net Swap Payment - Tranche A-2 B                   $0.00            $0.00       $0.00       $0.00    $89,267,550.35
Interest - Class A-1 Notes                         $0.00            $0.00       $0.00       $0.00    $89,267,550.35
Interest - Class A-2 A Notes               $1,220,372.81    $1,220,372.81       $0.00       $0.00    $88,047,177.54
Interest - Class A-2 B Notes               $1,419,525.47    $1,419,525.47       $0.00       $0.00    $86,627,652.07
Interest - Class A-3 Notes                 $3,792,714.13    $3,792,714.13       $0.00       $0.00    $82,834,937.94
Interest - Class A-4 Notes                 $1,338,518.03    $1,338,518.03       $0.00       $0.00    $81,496,419.91
Swap Termination Payment                           $0.00            $0.00       $0.00       $0.00    $81,496,419.91
First Priority Principal Payment                   $0.00            $0.00       $0.00       $0.00    $81,496,419.91
Interest - Class B Notes                     $390,904.55      $390,904.55       $0.00       $0.00    $81,105,515.36
Second Priority Principal Payment                  $0.00            $0.00       $0.00       $0.00    $81,105,515.36
Interest - Class C Notes                     $269,963.07      $269,963.07       $0.00       $0.00    $80,835,552.29
Third Priority Principal Payment           $8,650,071.41    $8,650,071.41       $0.00       $0.00    $72,185,480.88
Interest - Class D Notes                     $355,188.63      $355,188.63       $0.00       $0.00    $71,830,292.25
Reserve Account Deposit                            $0.00            $0.00       $0.00       $0.00    $71,830,292.25
Regular Principal Payment                 $64,353,317.86   $64,353,317.86       $0.00       $0.00     $7,476,974.39
Additional Trustee Fees and                        $0.00            $0.00       $0.00       $0.00     $7,476,974.39
Residual Released to Depositor                     $0.00    $7,476,974.39       $0.00       $0.00             $0.00
                                                            -------------
TOTAL                                                      $91,089,486.05

                                                       PRINCIPAL PAYMENT:

                                                          First Priority Principal Payment                    $0.00
                                                          Second Priority Principal Payment                   $0.00
                                                          Third Priority Principal Payment            $8,650,071.41
                                                          Regular Principal Payment                  $64,353,317.86
                                                                                                     --------------
                                                          TOTAL                                      $73,003,389.27

IV. NOTEHOLDER PAYMENTS

                     NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                            ACTUAL   PER $1,000 OF          ACTUAL   PER $1,000 OF           ACTUAL   PER $1,000 OF
                                          ORIGINAL                        ORIGINAL                         ORIGINAL
                                           BALANCE                         BALANCE                          BALANCE

Class A-1 Notes              $0.00           $0.00           $0.00           $0.00            $0.00           $0.00
Class A-2 A Notes   $34,765,141.07          $69.53   $1,220,372.81           $2.44   $35,985,513.88          $71.97
Class A-2 B Notes   $38,238,248.20          $69.53   $1,419,525.47           $2.58   $39,657,773.67          $72.11
Class A-3 Notes              $0.00           $0.00   $3,792,714.13           $4.21    $3,792,714.13           $4.21
Class A-4 Notes              $0.00           $0.00   $1,338,518.03           $4.23    $1,338,518.03           $4.23
Class B Notes                $0.00           $0.00     $390,904.55           $4.41      $390,904.55           $4.41
Class C Notes                $0.00           $0.00     $269,963.07           $4.57      $269,963.07           $4.57
Class D Notes                $0.00           $0.00     $355,188.63           $6.01      $355,188.63           $6.01
                             -----           -----     -----------           -----      -----------           -----
TOTAL               $73,003,389.27          $24.21   $8,787,186.69           $2.91   $81,790,575.96          $27.13

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                    November, 2006
Payment Date                                                                                             12/15/2006
Transaction Month                                                                                                10

V. NOTE BALANCE AND POOL INFORMATION

                                               BEGINNING OF PERIOD                        END OF PERIOD
                                                BALANCE         NOTE FACTOR             BALANCE         NOTE FACTOR
Class A-1 Notes                                   $0.00           0.0000000               $0.00           0.0000000
Class A-2 A Notes                       $290,564,955.25           0.5811299     $255,799,814.18           0.5115996
Class A-2 B Notes                       $319,592,975.40           0.5811299     $281,354,727.20           0.5115996
Class A-3 Notes                         $901,239,000.00           1.0000000     $901,239,000.00           1.0000000
Class A-4 Notes                         $316,809,000.00           1.0000000     $316,809,000.00           1.0000000
Class B Notes                            $88,674,000.00           1.0000000      $88,674,000.00           1.0000000
Class C Notes                            $59,116,000.00           1.0000000      $59,116,000.00           1.0000000
Class D Notes                            $59,116,000.00           1.0000000      $59,116,000.00           1.0000000
                                         --------------           ---------      --------------           ---------
TOTAL                                 $2,035,111,930.65           0.6750169   $1,962,108,541.38           0.6508028

POOL INFORMATION
Weighted Average APR                                                 6.595%                                  6.593%
Weighted Average Remaining Term                                       45.26                                   44.46
Number of Receivables Outstanding                                   137,736                                 133,186
Pool Balance                                              $2,186,322,843.93                       $2,106,231,731.64
Adjusted Pool Balance (Pool Balance - YSOC Amount)        $2,041,150,159.63                       $1,967,345,859.24
Pool Factor                                                       0.6907813                               0.6654761

VI. OVERCOLLATERALIZATION INFORMATION
Specified Reserve  Balance                                                                           $15,824,999.46
Targeted Credit Enhancement Amount                                                                   $21,062,317.32
Yield Supplement Overcollateralization Amount                                                       $138,885,872.40
Targeted Overcollateralization Amount                                                               $144,123,190.26
Actual Overcollateralization Amount (EOP Pool Balance -EOP  Note Balance)                           $144,123,190.26

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                    $15,824,999.46
Reserve Account Deposits Made                                                                                  0.00
Reserve Account Draw Amount                                                                                    0.00
                                                                                                               ----
Ending Reserve Account Balance                                                                       $15,824,999.46
Change in Reserve Account Balance                                                                             $0.00

Specified Reserve  Balance                                                                           $15,824,999.46

FORD CREDIT AUTO OWNER TRUST 2006-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                    November, 2006
Payment Date                                                                                             12/15/2006
Transaction Month                                                                                                10

VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                                  # OF RECEIVABLES           AMOUNT
Realized Loss                                                                                  809      $958,582.45
(Recoveries)                                                                                    56       $68,397.18
                                                                                                         ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                $890,185.27
Cumulative Net Losses Last Collection                                                                 $5,044,225.93
                                                                                                      -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                      $5,934,411.20

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)            0.49%

DELINQUENT RECEIVABLES:

                                                                  % OF EOP POOL   # OF RECEIVABLES           AMOUNT
31-60 Days Delinquent                                                    1.08%               1,352   $22,829,374.39
61-90 Days Delinquent                                                    0.12%                 135    $2,438,883.80
91-120 Days Delinquent                                                   0.02%                  18      $338,680.47
Over 120 Days Delinquent                                                 0.05%                  43      $948,482.18
                                                                         -----                  --      -----------
TOTAL DELINQUENT RECEIVABLES                                             1.21%               1,548   $26,555,420.84

REPOSSESION INVENTORY:
Repossesed in the Current Collection Period                                                    128    $2,197,231.54
Total Repossesed Inventory                                                                     143    $2,861,837.04

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                          0.4788%
Preceding Collection Period                                                                                 0.5117%
Current Collection Period                                                                                   0.4977%
Three Month Average                                                                                         0.4961%

NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                          0.1197%
Preceding Collection Period                                                                                 0.1234%
Current Collection Period                                                                                   0.1472%
Three Month Average                                                                                         0.1301%